Principal associates - Summary of principal associates (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Boyne Smelters Limited | Ordinary
Disclosure of associates [Line Items]
Company of operation, Associate	Boyne Smelters Limited
Rio Tinto Limited shares were held by Rio Tinto plc	153,679,560
Proportion of class held (%), Associate	59.40%
Group interest (%), Associate	59.40%
Mineracao Rio do Norte S.A.
Disclosure of associates [Line Items]
Group interest (%), Associate	12.00%
Mineracao Rio do Norte S.A. | Ordinary
Disclosure of associates [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	25,000,000,000
Proportion of class held (%), Associate	12.50%
Mineracao Rio do Norte S.A. | Preferred Shares
Disclosure of associates [Line Items]
Company of operation, Associate	Mineracao Rio do Norte S.A.
Rio Tinto Limited shares were held by Rio Tinto plc	47,000,000,000
Proportion of class held (%), Associate	11.75%
Mineracao Rio do Norte S.A. | Common and preferred shares
Disclosure of associates [Line Items]
Group interest (%), Associate	12.00%
Halco Mining Inc
Disclosure of associates [Line Items]
Group interest (%), Associate	51.00%
Halco Mining Inc | Common
Disclosure of associates [Line Items]
Company of operation, Associate	Halco (Mining) Inc
Rio Tinto Limited shares were held by Rio Tinto plc	4,500
Proportion of class held (%), Associate	45.00%
Group interest (%), Associate	45.00%